OPERATING REVENUES - Disaggregation of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Lease	$ 792,757	$ 328,843
Non-lease	428,430	628,479
Total operating revenues	1,221,187	957,322	$ 742,266
Time charter revenues
Disaggregation of Revenue [Line Items]
Lease	185,788	35,433
Non-lease	0	0
Total operating revenues	185,788	35,433	26,067
Voyage charter revenues
Disaggregation of Revenue [Line Items]
Lease	606,969	292,720
Non-lease	406,099	594,775
Total operating revenues	1,013,068	887,495	690,901
Finance lease interest income
Disaggregation of Revenue [Line Items]
Lease		690
Non-lease		0
Total operating revenues	0	690	1,293
Other income
Disaggregation of Revenue [Line Items]
Lease	0	0
Non-lease	22,331	33,704
Total operating revenues	$ 22,331	$ 33,704	$ 24,005